Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Loss before tax for the year	$ (45,450)	$ (24,621)
Share-based compensation	9,022	15,274
Issuance of restricted shares to investors	465	610
Depreciation and amortization	1,546	2,274
Decrease in other receivables	13	699
Decrease in trade payables	(6,910)	(549)
Decrease in other payables	(1,132)	(375)
Revaluation of financial liabilities at fair value		(1,516)
Financial expenses, net due to bridge loans principal amounts	13	23
Interest on leases	18	18
Interest expenses and revaluation of convertible notes	5,253	2,277
Revaluation of Investment in gold	158
Financial expenses, net due to revaluation of SEPA	11,644
Interest expenses due to short term loan		1,315
Issuance of warrants to the placement agent		426
Net cash flow used in operating activities	(25,360)	(4,145)
Cash flows from investing activities:
Purchase of property, plant and equipment	(146)
Investment in Gold	(1,001)
Net cash flow used in investing activities	(1,147)
Cash flows from financing activities:
Payment of lease liabilities	(26)	(41)
Proceeds from issuance of convertible notes and security		3,426
Repayment of bridge loans	(301)	(250)
Proceeds from SEPA share issuance, net	50,523
Repayment of short-term loan		(200)
Repayment of convertible notes		(246)
Net cash flow from financing activities	50,196	2,689
Increase (decrease) in cash and cash equivalents	23,689	(1,456)
Cash and cash equivalents at beginning of period	12,201	2,343
Exchange rate differences on cash and cash equivalent	(2,350)	(137)
Cash and cash equivalents at end of period	33,540	750
Appendix A – Non-Cash transactions during the period:
Conversion of convertible notes (and warrants) into ordinary shares	11,080	3,204
Issuance of Ordinary shares to services providers	911
Issuance of warrants to the placement agent – issuance expenses against additional paid in capital		$ (698)